SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency exchange rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation of foreign currency (as a percent)	1.70%	9.24%
Government subsidies received	$ 1.5	$ 2.1	$ 1.4